UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 96.8%
Alabama 0.4%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 2.2% *, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 2.22% *, 2/15/2027 (b)	4,495,000	4,495,000

		14,495,000
Alaska 0.2%
Alaska, Lehman Municipal Trust Receipts, Various States, Series K40W-D, AMT, 144A, 3.95% *, 12/1/2036 (b)	4,955,000	4,955,000

Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 2.53% *, 6/1/2019	2,880,000	2,880,000

		7,835,000
Arizona 1.0%
Arizona, Health Facilities Authority Revenue, The Terraces, 2.15% *, 12/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Arizona, State University Revenues, Series A, 2.65% *, 7/1/2034 (b)	9,015,000	9,015,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 2.29% *, 10/3/2011	16,995,000	16,995,000
Tucson, AZ, Water Revenue, Series R-8067, 144A, 2.28% *, 7/1/2032 (b)	3,000,000	3,000,000

		39,010,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 2.27% *, 5/1/2015, Northern Trust Co. (a)	2,500,000	2,500,000
California 3.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series R-12019, 144A, 2.26% *, 4/1/2031	9,415,000	9,415,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series B, 2.37% *, 4/1/2039 (b)	22,850,000	22,850,000
California, Lehman Municipal Trust Receipts, Various States:
Series 07-K17-D, 144A, 2.11% *, 12/1/2033 (b)	6,075,000	6,075,000
Series K85W-D, 144A, 2.13% *, 12/1/2032	12,115,000	12,115,000
Series P131W-D, 144A, 3.9% *, 5/15/2043 (b)	14,550,000	14,550,000
Series 07-K14-D, 144A, 3.9% *, 5/15/2047 (b)	15,100,000	15,100,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, 2.25% *, 1/1/2020, JPMorgan Chase Bank (a)	7,130,000	7,130,000
California, State General Obligation, Series 2178, 144A, 2.22% *, 12/1/2037	3,395,000	3,395,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13021CE, 144A, AMT, 2.54% *, 12/1/2041	3,300,000	3,300,000
Poway, CA, Unified School District, Series R-12224, 144A, 2.26% *, 8/1/2030 (b)	7,110,000	7,110,000
San Francisco, CA, Bay Area Rapid Transit District, Series R-12222, 144A, 2.26% *, 8/1/2035	2,950,000	2,950,000
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series 2190, 144A, 2.16% *, 11/1/2031 (b)	8,155,000	8,155,000
Southern California, Home Finance Authority, Single Family Mortgage Revenue, Series 2243, AMT, 144A, 2.25% *, 4/1/2015	7,000,000	7,000,000
University of California Revenues, Series 2169, 144A, 2.22% *, 5/15/2031 (b)	6,435,000	6,435,000

		125,580,000
Colorado 4.4%
Austin Trust, Various States, Series 2007-319, 144A, 2.29% *, 6/7/2010, Bank of America NA (a)	16,850,000	16,850,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 2.21% *, 5/1/2033, KeyBank NA (a)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-6, 2.35% *, 3/1/2044	31,400,000	31,400,000
Colorado, Housing & Finance Authority, Solid Waste Revenue, Waste Management, Inc. Projects, AMT, 2.25% *, 7/1/2027, JPMorgan Chase Bank (a)	11,900,000	11,900,000
Colorado, Lehman Municipal Trust Receipts, Various States, Series F9W-D, AMT, 144A, 2.27% *, 11/15/2016	10,100,000	10,100,000
Colorado, Regional Transportation District, Sales Tax Revenue, Series R-10117, 144A, 2.53% *, 11/1/2036	4,405,000	4,405,000
Colorado, State General Fund Revenue, Anticipation Notes, Series A, 4.25%, 6/27/2008	50,000,000	50,103,863
Denver, CO, City & County Single Family Mortgage Revenue, Series 2358, AMT, 144A, 2.3% *, 3/1/2015	8,580,000	8,580,000
Douglas County, CO, School District Number RE-1, Douglas & Elbert Counties, Series 163, 144A, 2.3% *, 6/15/2009 (b)	5,655,000	5,655,000
Greenwood Village, CO, Fiddlers Business Improvement District, Series 2, 2.2% *, 12/1/2036, KeyBank NA (a)	10,000,000	10,000,000

Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 2.53% *, 12/15/2021	2,755,000	2,755,000
RBC Municipal Products, Inc. Trust, Various States, Series C-11, 144A, 2.28% *, 12/1/2031, Royal Bank of Canada (a)	17,580,000	17,580,000

		174,328,863
Delaware 0.7%
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 2.19% *, 5/1/2036, PNC Bank NA (a)	6,585,000	6,585,000
Delaware, UBS Municipal (CRVS), Various States, Series 2007-11, AMT, 144A, 2.31% *, 7/1/2015	8,965,000	8,965,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 2.16% *, 1/1/2016, Citizens Bank of PA (a)	10,515,000	10,515,000

		26,065,000
District of Columbia 0.7%
District of Columbia, Center for Internships & Academic Revenue, 2.28% *, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Family & Child Services Revenue, 2.15% *, 7/1/2041, Bank of America NA (a)	6,400,000	6,400,000
District of Columbia, General Obligation, Series B-34, 144A, 2.36% *, 6/1/2026 (b)	3,980,000	3,980,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, AMT, 144A, 2.36% *, 6/1/2038	7,780,000	7,780,000
Washington DC, Metropolitan Area Transportation Authority, 2.68%, 4/9/2008	8,000,000	8,000,000

		29,560,000
Florida 4.5%
Collier County, FL, Industrial Development Authority Revenue, Allete, Inc. Project, AMT, 2.27% *, 10/1/2025, Wells Fargo Bank NA (a)	2,000,000	2,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 2.27% *, 8/1/2034, Bank One NA (a)	13,990,000	13,990,000
Florida, Housing Finance Corp., Multi-Family Revenue, Lakeside North, 2.16% *, 6/1/2034	3,385,000	3,385,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 2.2% *, 10/15/2032	7,120,000	7,120,000
Florida, Housing Financial Corp., Multi-Family Mortgage Revenue, Clear Harbor Apartments, AMT, 2.26% *, 6/15/2042, Citibank NA (a)	5,950,000	5,950,000
Florida, Lehman Municipal Trust Receipts, Various States, Series K86W-D, 144A, 2.14% *, 7/1/2032 (b)	4,000,000	4,000,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 2.3% *, 3/1/2040 (b)	8,250,000	8,250,000
Florida, State Turnpike Authority Revenue, Series R-4041, 144A, 2.53% *, 7/1/2020 (b)	13,345,000	13,345,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.24% *, 3/31/2021, Bank of America NA (a)	10,610,000	10,610,000
Jacksonville, FL, Electric Authority, 2.85%, 3/5/2008	5,500,000	5,500,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 2.23% *, 10/1/2029 (b)	2,000,000	2,000,000
Leesburg, FL, Hospital Revenue, The Villages Regional Hospital Project, 2.23% *, 7/1/2036, Scotiabank (a)	8,000,000	8,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 2.17% *, 9/1/2029, Bank of America NA (a)	6,355,000	6,355,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 2.21% *, 9/1/2035, KeyBank NA (a)	5,000,000	5,000,000
Miami-Dade County, FL, School District Revenue, 5.0%, 2/15/2008 (b)	6,495,000	6,498,396
Orange County, FL, Housing Finance Authority, Multi-Family Revenue:
Series 1179, AMT, 144A, 2.3% *, 10/1/2031	8,400,000	8,400,000
Series E, AMT, 2.5% *, 3/1/2035, Bank of America NA (a)	1,465,000	1,465,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase I, AMT, 2.32% *, 8/15/2042, SunTrust Bank (a)	10,780,000	10,780,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Laurel Oaks Apartments, Phase II, AMT, 2.32% *, 8/15/2042, SunTrust Bank (a)	8,660,000	8,660,000
Orlando, FL, Government Financing, 2.7%, 5/8/2008	6,720,000	6,720,000

Osceola County, FL, Housing Finance Authority, Multi-Family Revenue, Arrow Ridge Apartments, Series A, AMT, 2.3% *, 10/1/2032	4,300,000	4,300,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 2.21% *, 3/1/2034, Northern Trust Co. (a)	4,165,000	4,165,000
Palm Beach County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palm Gardens Apartments Project, AMT, 2.15% *, 9/15/2044, Citibank NA (a)	10,250,000	10,250,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 2.17% *, 12/1/2023, Bank of America NA (a)	4,620,000	4,620,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 2.15% *, 11/1/2034, Allied Irish Bank PLC (a)	8,640,000	8,640,000
Tallahassee, FL, Energy Systems Revenue, "A", 144A, 2.52% *, 10/1/2037 (b)	9,905,000	9,905,000

		179,908,396
Georgia 4.2%
Atlanta, GA, Airport Revenue, Series 2082, AMT, 144A, 2.23% *, 1/1/2030 (b)	13,405,000	13,405,000
Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, 2.12% *, 11/1/2029, SunTrust Bank (a)	9,500,000	9,500,000
Atlanta, GA, Water & Wastewater Revenue, Series C92, 144A, 2.36% *, 11/1/2029 (b)	14,610,000	14,610,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 2.28% *, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 2.28% *, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, 2.18% *, 11/1/2022, SunTrust Bank (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 2.28% *, 8/1/2035, Branch Banking & Trust (a)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Piedmont Healthcare, Inc. Project, 2.12% *, 6/1/2037, SunTrust Bank (a)	9,000,000	9,000,000
Georgia, Lehman Municipal Trust Receipts, Various States, Series F1W-D, 144A, 2.2% *, 10/1/2032	48,975,000	48,975,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 2.3%*, 9/1/2033	9,025,000	9,025,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 2.18% *, 10/1/2036, Branch Banking & Trust (a)	5,500,000	5,500,000
RBC Municipal Products, Inc. Trust, Various States, Series C-3, 144A, AMT, 2.35% *, 3/1/2016, Royal Bank of Canada (a)	10,000,000	10,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-9, AMT, 2.35% *, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000

		165,510,000
Hawaii 0.7%
ABN AMRO Munitops Certificates Trust, Series 2004-16, 144A, 2.55% *, 7/1/2012 (b)	7,200,000	7,200,000
Hawaii, General Obligation, Series R-4553, 144A, 2.53% *, 5/1/2023 (b)	8,910,000	8,910,000
Honolulu, HI, City & County:
Series R-4043, 144A, 2.53% *, 3/1/2022 (b)	4,920,000	4,920,000
Series R-12066, 144A, 2.59% *, 7/1/2024 (b)	5,520,000	5,520,000

		26,550,000
Idaho 0.7%
Idaho, Housing & Finance Association, Single Family Mortgage, Series A, AMT, 2.2% *, 7/1/2033	3,000,000	3,000,000
Idaho, Lehman Municipal Trust Receipts, Various States, Series K39W-D, AMT, 144A, 2.26% *, 7/1/2038	5,710,000	5,710,000
Idaho, State General Obligations, Tax Anticipation Notes, 4.5%, 6/30/2008	20,000,000	20,060,824

		28,770,824
Illinois 9.2%
ABN AMRO, Munitops Certificates Trust:
Series 2006-36, 144A, 2.27% *, 1/1/2014 (b)	10,995,000	10,995,000
Series 2006-53, 144A, 2.27% *, 7/1/2014 (b)	12,000,000	12,000,000
Series 2004-47, 144A, 2.55% *, 11/15/2012 (b)	12,000,000	12,000,000

Austin Trust, Government Obligation, Various States:
Series 2001, 144A, 2.26% *, 12/1/2026 (b)	4,175,000	4,175,000
Series 2007-2014, 144A, 2.26% *, 6/1/2034 (b)	17,722,000	17,722,000
Chicago, IL, Board of Education, Series 2391, 144A, 2.25% *, 12/1/2015 (b)	4,475,000	4,475,000
Chicago, IL, De La Salle Institute Project Revenue, 2.65% *, 4/1/2027, Fifth Third Bank (a)	4,877,000	4,877,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series R-11283, 144A, 2.28% *, 12/1/2021	2,390,000	2,390,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 2.27% *, 7/15/2039	13,305,000	13,305,000
Chicago, IL, Multi-Family Housing Revenue, Central Station Project, Series A, AMT, 2.33% *, 7/15/2039	5,450,000	5,450,000
Chicago, IL, Single Family Mortgage Revenue, Series 2182, AMT, 144A, 2.32% *, 6/1/2039	7,815,000	7,815,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.8% *, 1/1/2026 (b)	9,285,000	9,285,000
Chicago, IL, General Obligation, Chicago O'Hare Airport, 2.75%, 2/14/2008	12,000,000	12,000,000
Chicago, IL, General Obligation, Series 332, 144A, 2.25% *, 1/1/2028	5,345,000	5,345,000
Chicago, IL, Tender Notes, 3.2% *, 2/20/2009, Harris NA (a)	6,650,000	6,650,000
Cook County, IL, Catholic Theological Union Project Revenue, 2.18% *, 2/1/2035, Harris Trust & Savings Bank (a)	6,000,000	6,000,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 2.25% *, 12/1/2034, LaSalle Bank NA (a)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 2.27% *, 7/1/2024, Northern Trust Co. (a)	3,420,000	3,420,000
Illinois, Development Finance Authority, Series D-10, 144A, 2.22% *, 7/15/2023	12,755,000	12,755,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 2.5% *, 4/1/2020, Bank One NA (a)	2,515,000	2,515,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 2.25% *, 8/1/2027, LaSalle Bank NA (a)	3,560,000	3,560,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 2.25% *, 8/1/2019, LaSalle Bank NA (a)	3,500,000	3,500,000
Illinois, Development Finance Authority Revenue, Series B-1, 2.23% *, 10/1/2029, Comerica Bank (a)	3,325,000	3,325,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 2.24% *, 3/1/2032, JPMorgan Chase Bank (a)	5,600,000	5,600,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 2.45% *, 12/1/2020, Bank One NA (a)	3,250,000	3,250,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 2.27% *, 7/1/2038, Sovereign Bank FSB (a)	4,500,000	4,500,000
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 2.15% *, 11/1/2037, LaSalle Bank NA (a)	6,000,000	6,000,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-1, 2.0% *, 8/15/2042	9,400,000	9,400,000
Illinois, Finance Authority Revenue, "A", 144A, 2.29% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 2.16% *, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 2.16% *, 11/1/2040, Sovereign Bank FSB (a)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, UBS Municipal (CRVS), Series 06-2001, 2.26% *, 7/1/2009	5,000,000	5,000,000
Illinois, Housing Development Authority Revenue, Homeowner Mortgage, Series H-2, AMT, 3.48% *, 2/1/2039	10,430,000	10,430,000
Illinois, Lehman Municipal Trust Receipts, Various States, Series K79W-D, 144A, 3.9% *, 7/1/2026 (b)	12,475,000	12,475,000
Illinois, Munitops II Trust, Series 2007-29, 144A, 2.55% *, 6/1/2027 (b)	16,200,000	16,200,000
Illinois, Regional Transportation Authority, Series A-23, 144A, 2.51% *, 7/1/2030 (b)	4,900,000	4,900,000
Illinois, Reset Optional Certificates Trust II, Various States, Series R-1076, 144A, 2.53% *, 4/1/2029 (b)	6,035,000	6,035,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 2.28% *, 6/15/2023	4,435,000	4,435,000
Illinois, State General Obligation:
Series PT-3524, 2.24% *, 1/1/2020	10,470,000	10,470,000
Series PT-1750, 144A, 2.42% *, 12/1/2010 (b)	5,220,000	5,220,000
Illinois, University of Illinois Revenue, "A", 144A, 2.54% *, 4/1/2035 (b)	14,300,000	14,300,000

Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 2.29% *, 1/15/2033	10,700,000	10,700,000
Kane County, IL, Community Unit School District Number 304 Geneva, Series 2272, 144A, 2.25% *, 1/1/2015 (b)	7,795,000	7,795,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 2.25% *, 3/1/2018, LaSalle National Bank (a)	1,435,000	1,435,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.27% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 2.25% *, 7/1/2020, LaSalle Bank NA (a)	2,080,000	2,080,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 2.36% *, 12/1/2016, Bank One NA (a)	3,260,000	3,260,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 2.26% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		367,109,000
Indiana 2.2%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 2.27% *, 11/30/2017, Northern Trust Co. (a)	3,700,000	3,700,000
Crown Point, IN, Multi-School Building Corp., Series 1056, ETM, 144A, 2.3% *, 7/15/2013	6,595,000	6,595,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 2.16% *, 5/1/2036, Sovereign Bank FSB (a)	9,400,000	9,400,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 2.23% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 2.3% *, 6/1/2022, LaSalle Bank NA (a)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 2.3% *, 6/1/2022, LaSalle Bank NA (a)	4,900,000	4,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Red Gold Inc., Project, Series A, 2.5% *, 6/30/2009, Harris Trust and Savings Bank (a)	3,700,000	3,700,000
Indiana, Transportation Finance Authority Highway Revenue, Series R-4528, 144A, 2.28% *, 6/1/2018 (b)	2,255,000	2,255,000
Indiana University, 2.83%, 2/28/2008	37,000,000	37,000,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.1% *, 1/1/2030 (b)	3,120,000	3,120,000
Terre Haute, IN, Westminster Village Revenue, Series A, 2.16% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		86,915,000
Iowa 1.7%
Iowa, Finance Authority Multi-Family Revenue, Windsor on the River LLC, Series A, AMT, 2.27% *, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, Finance Authority Student Housing Revenue, Des Moines LLC Project, Series A, 2.17% *, 6/1/2039, Citibank NA (a)	10,000,000	10,000,000
Iowa, State Tax & Revenue Anticipation Notes, 4.0%, 6/30/2008	40,000,000	40,120,861

		67,120,861
Kansas 0.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 2.33% *, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Kentucky 1.0%
Danville, KY, Municipal Lease, 2.87%, 2/7/2008	30,330,000	30,330,000
Kentucky, Housing Corp. Revenue, Series F, AMT, 2.25% *, 7/1/2029	1,940,000	1,940,000
Louisville & Jefferson County, KY, Lehman Municipal Trust Receipts, Various States, Series 06-F10-D, 144A, 2.2% *, 8/1/2022	6,804,921	6,804,921
Somerset, KY, Blakley Family YMCA, Inc. Project, 2.2% *, 4/1/2015, Fifth Third Bank (a)	2,415,000	2,415,000

		41,489,921

Louisiana 2.1%
Louisiana, Lehman Municipal Trust Receipts, Various States, Series K29-D, 144A, 2.24% *, 12/1/2038	6,010,000	6,010,000
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 2.0% *, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, Public Facilities Authority Revenue, Series 2006-153, 144A, 2.24% *, 7/1/2034	5,000,000	5,000,000
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 2.29% *, 5/1/2036 (b)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 2.25% *, 3/15/2014, JPMorgan Chase & Co. (a)	50,902,000	50,902,000
Louisiana, State Offshore Term Authority, Deep Water Port Revenue, Loop LLC Project, 2.12% *, 10/1/2019, JPMorgan Chase Bank (a)	5,900,000	5,900,000

		83,447,000
Maine 0.3%
Maine, State Board Anticipation Notes, 3.25%, 6/10/2008	3,900,000	3,909,192
Maine, State Housing Authority Mortgage Purchase:
Series B, AMT, 2.3% *, 11/15/2041	5,000,000	5,000,000
Series G, AMT, 2.25% *, 11/15/2037	5,000,000	5,000,000

		13,909,192
Maryland 0.7%
Maryland, John Hopkins Health Systems, 2.95%, 2/4/2008	10,000,000	10,000,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 2.28% *, 4/1/2031, Branch Banking & Trust (a)	3,850,000	3,850,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series C, 2.1% *, 7/1/2037, Bank of America NA (a)	5,515,000	5,515,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 2.2% *, 10/15/2020	10,000,000	10,000,000

		29,365,000
Massachusetts 5.6%
Massachusetts, Macon Trust, Various States:
Series 2007-343, 144A, 2.31% *, 12/1/2012, Bank of America NA (a)	77,388,000	77,388,000
Series 2007-344, 144A, 2.31% *, 12/1/2012, Bank of America NA (a)	40,000,000	40,000,000
Massachusetts, State Development Finance Agency Revenue:
Northfield Mount Hermon, 2.18% *, 10/1/2042, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Series R-11286, 144A, 2.28% *, 7/1/2038	4,000,000	4,000,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 2.19% *, 6/1/2030, KeyBank NA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 2.15% *, 6/1/2036, JPMorgan Chase Bank (a)	1,600,000	1,600,000
Massachusetts, State Development Finance Agency Revenue, Charles River School, 2.23% *, 5/1/2037, Citizens Bank of MA (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 2.16% *, 8/1/2036, Citizens Bank of MA (a)	3,000,000	3,000,000
Massachusetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 2.16% *, 12/1/2036, Citizens Bank of MA (a)	7,670,000	7,670,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 2.18% *, 9/1/2041, TD BankNorth NA (a)	5,775,000	5,775,000
Massachusetts, State General Obligation:
Series R-11130, 144A, 2.27% *, 10/1/2018 (b)	7,890,000	7,890,000
2.75%, 3/11/2008	5,000,000	5,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series H, 2.63% *, 11/1/2033	12,750,000	12,750,000
Massachusetts, State Housing Finance Agency Revenue, Series L-27-D, AMT, 144A, 2.2% *, 12/1/2025	14,430,000	14,430,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 2.16% *, 3/1/2028	9,000,000	9,000,000
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series R-11280, 144A, 2.52% *, 8/15/2037 (b)	7,615,000	7,615,000

Series 2386, 144A, 2.6% *, 8/15/2015 (b)	3,310,000	3,310,000

		223,428,000
Michigan 1.6%
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2008, ScotiaBank (a)	20,600,000	20,612,577
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 2.28% *, 5/1/2023	5,135,000	5,135,000
Forest Hills, MI, Public Schools, Series 1791, 144A, 2.25% *, 5/1/2009	10,395,000	10,395,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor University, 2.22% *, 11/1/2030, Comerica Bank (a)	3,435,000	3,435,000
Michigan, Lehman Municipal Trust Receipts, Various States, Series K83W-D, 144A, 2.19% *, 5/1/2027 (b)	5,380,000	5,380,000
Michigan, State Certificates of Participation, Series 530, 144A, 2.45% *, 9/1/2011	4,625,000	4,625,000
University of Michigan, 2.73%, 3/11/2008	15,000,000	15,000,000

		64,582,577
Minnesota 1.0%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT:
2.29% *, 11/1/2017, US Bank NA (a)	4,000,000	4,000,000
2.29% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000
Minnesota, Northern Municipal Power Agency, Electric System Revenue, Series 46, 2.2% *, 1/1/2016 (b)	4,995,000	4,995,000
Minnesota, State General Obligation, Series R-4065, 144A, 2.28% *, 8/1/2023	3,830,000	3,830,000
Rochester, MN, Mayo Foundation, 2.8%, 2/6/2008	21,000,000	21,000,000

		38,825,000
Mississippi 0.4%
Mississippi, Redstone Partners Floaters/Residuals Trust:
Series A, AMT, 144A, 2.34% *, 12/1/2047	7,995,000	7,995,000
Series C, AMT, 144A, 2.34% *, 12/1/2047	9,375,000	9,375,000

		17,370,000
Missouri 0.6%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.24% *, 3/1/2030, American National Bank & Trust (a)	12,000,000	12,000,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 2.28% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
St Louis, MO, Airport Revenue, Series 004, 144A, 2.19% *, 7/1/2026 (b)	4,320,000	4,320,000

		23,120,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 2.2% *, 9/1/2034	4,755,000	4,755,000
Series B, AMT, 2.2% *, 9/1/2036	1,965,000	1,965,000
Series E, AMT, 2.2% *, 9/1/2034	4,080,000	4,080,000
Omaha, NE, Public Power District, 2.8%, 2/5/2008	5,000,000	5,000,000

		15,800,000
Nevada 0.6%
Clark County, NV, Water Reclamation District, Series 2295, 144A, 2.5% *, 7/1/2015 (b)	4,815,000	4,815,000
Nevada, Housing Division Single Family Mortgage Revenue, Series B, AMT, 2.15% *, 4/1/2042	8,000,000	8,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 2.25% *, 10/15/2032	4,400,000	4,400,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 2.15% *, 12/1/2033, Bank of America NA (a)	6,750,000	6,750,000

		23,965,000

New Hampshire 1.5%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 2.23% *, 8/1/2036, Citizens Bank of NH (a)	12,000,000	12,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Kendal at Hanover, Series B, 2.23% *, 10/1/2030, RBS Citizens NA (a)	13,895,000	13,895,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 2.18% *, 1/1/2032, JPMorgan Chase Bank (a)	8,335,000	8,335,000
New Hampshire, Health & Educational Facilities Authority Revenue, Androscoggin Valley Hospital, 2.18% *, 11/1/2027, JPMorgan Chase Bank (a)	15,000,000	15,000,000
New Hampshire, Higher Educational & Health Facilities Authority Revenue, Greater Manchester YMCA, 2.32% *, 10/1/2028, RBS Citizens NA (a)	3,800,000	3,800,000
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 2.23% *, 9/1/2012, Wachovia Bank NA (a)	6,000,000	6,000,000

		59,030,000
New Jersey 0.5%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 2.36% *, 4/1/2026, National Bank of Canada (a)	3,000,000	3,000,000
New Jersey, Environmental Infrastructure Trust, Series 2323, 144A, 2.25% *, 9/1/2014	4,150,000	4,150,000
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 2.4% *, 9/15/2015	4,685,000	4,685,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PA-802, 144A, 2.25% *, 12/15/2009 (b)	6,840,000	6,840,000

		18,675,000
New Mexico 0.8%
New Mexico, UBS Municipal (CRVS), Various States, Series 07-23, AMT, 144A, 2.31% *, 2/1/2017	10,670,000	10,670,000
University of New Mexico Revenue, 2.18% *, 6/1/2026	20,185,000	20,185,000

		30,855,000
New York 3.5%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 2.5% *, 12/15/2023, Bank of America NA (a)	7,000,000	7,000,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 2.22% *, 7/1/2038, TD BankNorth NA (a)	7,330,000	7,330,000
Austin Trust, Various States, Series 2007-132, 144A, 2.84% *, 6/15/2030	12,980,000	12,980,000
New York, State Dormitory Authority Revenues, Series 305, 2.23% *, 5/15/2015	4,870,000	4,870,000
New York, State Dormitory Authority Revenues, Secondary Issue, Series R-6052, 144A, 3.77% *, 2/15/2022 (b)	4,170,000	4,170,000
New York, State Housing Finance Agency Revenue, 125 West 31st Street Housing, Series A, AMT, 1.95% *, 5/15/2038	20,300,000	20,300,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 2.39% *, 5/15/2036	1,000,000	1,000,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series R-458, 144A, 3.77% *, 4/1/2020 (b)	3,000,000	3,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 2.24% *, 3/15/2025 (b)	5,500,000	5,500,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 2.87% *, 1/1/2032 (b)	28,510,000	28,510,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, TIAGO Holdings LLC, AMT, 2.2% *, 1/1/2037, ING Bank NV (a)	3,500,000	3,500,000
New York City, NY, Municipal Water Finance Authority, 3.0%, 2/13/2008	15,000,000	15,000,000
New York, NY, General Obligation:
Series 2392, 144A, 2.25% *, 2/1/2015	6,295,000	6,295,000
Series 2390, 144A, 2.6% *, 4/1/2013	9,375,000	9,375,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canadaigua Family, 2.16% *, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Frederick Ferris Thompson Hospital, Series B, 2.25% *, 7/1/2030, KeyBank of New York (a)	3,000,000	3,000,000

		140,190,000

North Carolina 2.1%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Curtiss-Wright Flight System, AMT, 2.25% *, 11/1/2023, Bank of America NA (a)	4,150,000	4,150,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project, 2.28% *, 12/1/2028, Branch Banking & Trust (a)	3,455,000	3,455,000
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 2.28% *, 12/1/2031, Branch Banking & Trust (a)	11,035,000	11,035,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 2.28% *, 8/1/2030, Branch Banking & Trust (a)	7,400,000	7,400,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage, Pennybyrn Project, Series C, 2.12% *, 10/1/2035, Bank of America NA (a)	24,000,000	24,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lutheran Retirement Project, 2.22% *, 1/1/2037, SunTrust Bank (a)	9,725,000	9,725,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 2.13% *, 10/1/2014, Sovereign Bank FSB (a)	10,000,000	10,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 2.28% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist:
Series B, 2.28% *, 10/1/2008, Branch Banking & Trust (a)	3,650,000	3,650,000
Series B, 2.28% *, 10/1/2035, Branch Banking & Trust (a)	5,000,000	5,000,000
University of North Carolina Revenues, Series R-11292, 144A, 2.28% *, 12/1/2036	3,090,000	3,090,000

		84,005,000
Ohio 4.2%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 2.23% *, 12/1/2032, KBC Bank NV (a)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 2.18% *, 6/1/2032, Wachovia Bank NA (a)	9,175,000	9,175,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 2.23% *, 5/1/2030, US Bank NA (a)	6,960,000	6,960,000
Columbus, OH, City School District, Series 2336, 144A, 2.25% *, 12/1/2014 (b)	5,390,000	5,390,000
Columbus, OH, General Obligation, Series R-11293, 144A, 2.28% *, 9/1/2020	6,000,000	6,000,000
Columbus, OH, Sewer Revenue, Series B, 2.15% *, 6/1/2032	3,530,000	3,530,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 2.3% *, 2/1/2035, National City Bank (a)	10,100,000	10,100,000
Franklin County, OH, Health Care Facilities Revenue, Ohio Presbyterian, Series A, 2.22% *, 7/1/2036, National City Bank (a)	25,000,000	25,000,000
Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series N, 2.2% *, 5/15/2037, JPMorgan Chase Bank (a)	6,000,000	6,000,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 2.22% *, 12/1/2027, National City Bank (a)	3,715,000	3,715,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 2.32% *, 11/1/2008	8,255,000	8,255,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 2.23% *, 9/1/2036	45,000,000	45,000,000
Ohio, State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Generation, Series A, 2.2% *, 12/1/2023, KeyBank NA (a)	24,000,000	24,000,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 2.26% *, 5/1/2030, National City Bank (a)	6,000,000	6,000,000
Summit County, OH, Revenue Bonds, Western Reserve Academy Project, 2.19% *, 10/1/2027, KeyBank NA (a)	5,130,000	5,130,000

		169,385,000
Oklahoma 0.6%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 2.16% *, 1/1/2042, KBC Bank NV (a)	16,000,000	16,000,000
University of Oklahoma, Hospitals Trust Revenue, Series A, 2.15% *, 8/15/2035, Bank of America NA (a)	8,850,000	8,850,000

		24,850,000

Oregon 3.5%
Austin Trust, Various States, Series 2007-313, 144A, 2.29% *, 12/1/2039	8,805,000	8,805,000
Oregon, Munitops II Trust:
Series 2007-64, 144A, 2.27% *, 6/15/2015 (b)	10,980,000	10,980,000
Series 2007-38, 144A, 2.29% *, 6/15/2015 (b)	8,471,000	8,471,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 2.42% *, 11/1/2012 (b)	4,125,000	4,125,000
Oregon, State General Obligation, Tax Anticipation Notes, Series A, 4.5%, 6/30/2008	90,000,000	90,311,050
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
2.25% *, 5/1/2034, Bank of America NA (a)	9,175,000	9,175,000
2.25% *, 5/1/2037, Bank of America NA (a)	5,665,000	5,665,000

		137,532,050
Pennsylvania 3.7%
ABN AMRO, Munitops Certificates Trust, Series 2003-24, 144A, 2.26% *, 6/1/2011 (b)	16,500,000	16,500,000
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 2.28% *, 6/1/2032, PNC Bank NA (a)	8,000,000	8,000,000
Alleghany County, PA, Gateway School District, Series 2315, 144A, 2.25% *, 7/15/2015 (b)	2,840,000	2,840,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 2.17% *, 7/1/2023, Wachovia Bank NA (a)	5,785,000	5,785,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, FirstEnergy, Series B, 2.17% *, 12/1/2041, Royal Bank of Scotland (a)	5,000,000	5,000,000
Delaware County, PA, Authority Revenue, Riddle Village Project, 2.12% *, 6/1/2037, Sovereign Bank FSB (a)	10,000,000	10,000,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 2.25% *, 2/1/2021, Wachovia Bank NA (a)	2,760,000	2,760,000
Moon, PA, Industrial Development Authority, First Mortgage Revenue, Providence Point Project, 2.0% *, 7/1/2038, Bank of Scotland (a)	23,800,000	23,800,000
Northampton County, PA, Higher Education Authority Revenue, Lafayette College, Series A, 2.29% *, 11/1/2028	11,100,000	11,100,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L-3, 2.22% *, 5/1/2028, PNC Bank NA (a)	5,100,000	5,100,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 2.5% *, 1/1/2024	6,385,000	6,385,000
Philadelphia, PA, General Obligation, Series B, 2.23% *, 8/1/2031 (b)	15,000,000	15,000,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/27/2008, Bank of America NA (a)	35,000,000	35,106,071

		147,376,071
Puerto Rico 0.3%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 2.25% *, 12/1/2030	4,500,000	4,500,000
Puerto Rico, Municipal Securities Trust Certificates, Series 2000-102, 144A, 4.0% *, 12/2/2014	9,100,000	9,100,000

		13,600,000
Rhode Island 0.2%
Rhode Island, UBS Municipal (CRVS), Various States, Series 07-1038, AMT, 144A, 2.31% *, 9/1/2027	6,665,000	6,665,000
South Carolina 2.8%
Charleston County, SC, School District, Tax Anticipation Notes, 4.25%, 4/15/2008	43,200,000	43,246,595
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 2.38% *, 9/1/2011	3,300,000	3,300,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.2% *, 6/1/2019, Wachovia Bank NA (a)	3,945,000	3,945,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Lower South Carolina, 2.18% *, 10/1/2028, Wachovia Bank NA (a)	16,620,000	16,620,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., Project, 2.28% *, 9/1/2028, Branch Banking & Trust (a)	5,500,000	5,500,000
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 2.21% *, 11/1/2032, Wachovia Bank NA (a)	13,265,000	13,265,000

South Carolina, Lehman Municipal Trust Receipts, Various States, Series 2007-P93W, AMT, 144A, 2.23% *, 7/1/2037	9,975,000	9,975,000
South Carolina, Macron Trust, Various States, Series 2007-303, 144A, 2.29% *, 2/1/2012, Bank of America NA (a)	9,080,000	9,080,000
South Carolina, Transportation Infrastructure Bank Revenue, Series 316, 144A, 2.3% *, 10/1/2021	5,200,000	5,200,000

		110,131,595
Tennessee 1.0%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 2.35% *, 5/1/2039	8,650,000	8,650,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Lane, 2.12% *, 7/1/2024, SunTrust Bank (a)	7,000,000	7,000,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 2.25% *, 1/1/2030, Wachovia Bank NA (a)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 2.26% *, 4/1/2036, Marshall & Ilsley (a)	10,000,000	10,000,000
Shelby County, TN, Health, Educational & Housing Facilities Board Revenue, Trezevant Manor Project, Series A, 2.24% *, 9/1/2039, LaSalle Bank NA (a)	7,225,000	7,225,000
Tennessee, Redstone Partners Floaters/Residuals Trust, Series B, AMT, 144A, 2.34% *, 12/1/2047	3,120,000	3,120,000

		39,591,000
Texas 15.9%
ABN AMRO, Munitops Certificates Trust:
Series 2002-15, 144A, 2.25% *, 8/1/2010	15,925,000	15,925,000
Series 2004-38, 144A, 2.27% *, 2/15/2011	9,205,000	9,205,000
Series 2006-23, 144A, 2.27% *, 6/15/2014	14,825,000	14,825,000
Series 2006-59, 144A, 2.27% *, 8/1/2013	10,000,000	10,000,000
Series 2007-01, 144A, 2.27% *, 2/15/2027	15,650,000	15,650,000
Aldine, TX, Independent School District, Series 827, 144A, 2.25% *, 1/1/2012	2,895,000	2,895,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.78% *, 11/15/2021	4,735,000	4,735,000
Austin, TX, Lehman Municipal Trust Receipts, Various States, Series K48W-D, 144A, 3.9% *, 8/1/2026 (b)	11,505,000	11,505,000
Brownsville, TX, Utility System Revenue, 2.88%, 2/14/2008	3,600,000	3,600,000
Clear Creek, TX, Independent School District, Series 04, 144A, 2.22% *, 2/15/2029 (b)	4,495,000	4,495,000
Coppell, TX, Lehman Municipal Trust Receipts, Various States, Series 07-K12-D, 144A, 2.14% *, 8/15/2023	8,800,000	8,800,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 2.42% *, 7/15/2010 (b)	6,110,000	6,110,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 2.42% *, 2/15/2022	6,740,000	6,740,000
Dallas, TX, Independent School District, Series 6038, 144A, 2.28% *, 8/15/2024	6,095,000	6,095,000
El Paso, TX, Housing Finance Corp., Multi-Family Housing Revenue, Series G01, AMT, 2.29% *, 6/1/2041, Wachovia Bank NA (a)	7,565,000	7,565,000
Galveston County, TX, Series R-11275WF, 3.77% *, 2/1/2028 (b)	4,000,000	4,000,000
Harris County, TX, Puttable Floating Option Tax-Exempt Receipts, Series 4099, AMT, 2.31% *, 11/1/2039	9,675,000	9,675,000
Harris County, TX, Series 1111, 144A, 2.25% *, 8/15/2009 (b)	3,845,000	3,845,000
Harris County, TX, Tax Anticipation Notes:
4.0%, 2/29/2008	40,000,000	40,010,315
4.5%, 2/29/2008	49,000,000	49,030,947
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.78% *, 8/15/2024	7,290,000	7,290,000
Houston, TX, Combined Utility System, 3.47%, 2/13/2008	8,000,000	8,000,000
Houston, TX, General Obligation:
Series R-1048, 144A, 2.53% *, 3/1/2018 (b)	10,110,000	10,110,000
Series R-11289, 144A, 2.54% *, 3/1/2037 (b)	2,400,000	2,400,000
3.3%, 3/6/2008	10,000,000	10,000,000

Houston, TX, Housing Finance Corp., Series 2110, AMT, 144A, 2.32% *, 12/1/2040	7,395,000	7,395,000
Lubbock, TX, Independent School District, School Building, 2.2% *, 2/1/2030	8,550,000	8,550,000
Northside, TX, Independent School District, Series 1301, 144A, 2.25% *, 12/15/2013	4,590,000	4,590,000
Plano, TX, Independent School District, Series PT-2428, 144A, 2.42% *, 2/15/2024	5,355,000	5,355,000
San Antonio, TX, Airport System Revenue, Series 2408, AMT, 144A, 2.3% *, 7/1/2015 (b)	7,445,000	7,445,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1700, 144A, 2.42% *, 2/1/2010	6,445,000	6,445,000
San Antonio, TX, Housing Trust Finance Corp., Single Family Mortgage Revenue, Series R-10229, AMT, 144A, 2.36% *, 10/1/2039	10,405,000	10,405,000
Socorro, TX, Independent School District, Series 2328T, 144A, 2.25% *, 8/15/2014	4,000,000	4,000,000
Tarrant County, TX, Housing Finance Corp. Revenue, Series C10-D, 144A, 2.2% *, 12/15/2025	12,200,000	12,200,000
Texas, A&M University Revenues, Series 944, 144A, 2.25% *, 5/15/2013	1,775,000	1,775,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, AMT, 144A, 2.36% *, 4/1/2021	10,000,000	10,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 2.21% *, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Hidalgo Willacy Housing Finance Corp., Multi-Family Housing Revenue, Series F18J-D, 144A, 2.2% *, 1/1/2039	6,785,000	6,785,000
Texas, Lehman Municipal Trust Receipts, Various States:
Series K94W-D, 144A, 2.14% *, 2/15/2028	9,995,000	9,995,000
Series 2007-P94W-D, AMT, 144A, 2.21% *, 3/1/2039	7,650,000	7,650,000
Texas, Lower Colorado River Authority, Series A, 3.26%, 2/6/2008	20,000,000	20,000,000
Texas, Macon Trust, Various States, Series 2007-307, AMT, 2.32% *, 4/1/2009	23,995,000	23,995,000
Texas, North East Independent School District, "A", 144A, 2.27% *, 8/1/2037	8,935,000	8,935,000
Texas, Redstone Partners Floaters/Residuals Trust, Series D, AMT, 144A, 2.34% *, 12/1/2047	7,945,000	7,945,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, AMT, 144A, 2.32% *, 6/20/2047	5,060,000	5,060,000
Texas, State General Obligation, Series 2337, 144A, 2.25% *, 4/1/2015	2,970,000	2,970,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/28/2008	96,000,000	96,423,076
Texas, State Transportation Commission Revenue, Series 2393, 144A, 2.25% *, 4/1/2015	4,400,000	4,400,000
Texas, Upper Trinity Regional Water District, 2.55%, 6/18/2008	15,550,000	15,550,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 2.27% *, 7/15/2021	14,605,000	14,605,000
Texas Tech University Revenues, Series 1373, 144A, 2.6% *, 2/15/2014 (b)	5,175,000	5,175,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 2.15% *, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 2.21% *, 6/1/2039	2,975,000	2,975,000
University of Texas, Systems Revenue, 2.58%, 6/5/2008	25,000,000	25,000,000

		632,929,338
Utah 1.0%
Utah, Water Finance Agency Revenue:
Series A-17, 6.0% *, 12/1/2032 (b)	10,000,000	10,000,000
Series A-12, 6.0% *, 10/1/2035 (b)	10,000,000	10,000,000
Utah, Water Finance Agency Revenue, Tender Option:
Series A-18, 6.0% *, 3/1/2027 (b)	10,000,000	10,000,000
Series A-21, 6.0% *, 10/1/2037 (b)	9,400,000	9,400,000

		39,400,000
Vermont 0.5%
Austin Trust, Various States, Series 2007-1004, 144A, AMT, 2.28% *, 5/1/2038 (b)	7,340,000	7,340,000
Vermont, Housing Finance Agency, Series A, AMT, 2.45% *, 5/1/2037 (b)	12,800,000	12,800,000

		20,140,000
Virginia 2.1%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 2.16% *, 1/15/2039	4,000,000	4,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 2.25% *, 8/1/2020, Wachovia Bank NA (a)	3,600,000	3,600,000

Norfolk, VA, Redevelopment & Housing Authority Revenue, First Mortgage Retirement Community, Series B, 2.17% *, 1/1/2035, HSH Nordbank AG (a)	16,300,000	16,300,000
Norfolk, VA, State General Obligations, AMT, 2.29% *, 8/1/2037	12,000,000	12,000,000
RBC Municipal Products, Inc. Trust, Various States, Series C-8, AMT, 144A, 2.35% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000
RBC Municipal Products, Inc. Trust, Various States, Series C-2, AMT, 144A, 2.35% *, 1/1/2014, Royal Bank of Canada (a)	9,715,000	9,715,000
Virginia, Commonwealth University Health System Authority Revenue, Series C, 2.0% *, 7/1/2037, Branch Banking & Trust (a)	5,000,000	5,000,000
Virginia, Pocahontas Parkway Association, Toll Road Revenue, Prerefunded:
Series B, Zero Coupon, 8/15/2012	2,100,000	1,695,982
Series B, Zero Coupon, 8/15/2014	5,100,000	3,673,740
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster-Cantenbury, Series B, 2.28% *, 1/1/2035, Branch Banking & Trust (a)	3,000,000	3,000,000

		84,649,722
Washington 2.5%
King County, WA, General Obligation, 5.0%, 6/1/2008	8,000,000	8,063,739
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 2.52% *, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.53% *, 12/1/2023 (b)	1,260,000	1,260,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 2.53% *, 12/1/2025 (b)	5,805,000	5,805,000
RBC Municipal Products, Inc. Trust, Various States, Series C-7, AMT, 144A, 2.35% *, 12/1/2009, Royal Bank of Canada (a)	10,000,000	10,000,000
Washington, Lehman Municipal Trust Receipts, Various States, Series K6W-D, 144A, 2.16% *, 1/1/2033	9,700,000	9,700,000
Washington, Municipal Securities Trust Certificates, "A", Series 2006-250, 144A, 4.0% *, 8/14/2015 (b)	7,535,000	7,535,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 2.39% *, 10/1/2036, US Bank NA (a) (b)	4,205,000	4,205,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Specialty Chemical Products, AMT, 2.25% *, 12/1/2022, Bank of America NA (a)	11,200,000	11,200,000
Washington, State General Obligation:
Series 1095, 144A, 2.4% *, 1/1/2028 (b)	4,092,000	4,092,000
Series 1346, 144A, 2.6% *, 1/1/2013 (b)	4,370,000	4,370,000
Series 2394, 144A, 2.6% *, 7/1/2013 (b)	4,315,000	4,315,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 2.28% *, 3/1/2035, KeyBank NA (a)	3,885,000	3,885,000
Washington, State Housing Finance Commission, Series PA-1430, AMT, 144A, 2.31% *, 6/1/2037	2,935,000	2,935,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Echo Lake Senior Apartment Project, AMT, 2.16% *, 7/15/2040	8,985,000	8,985,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 2.31% *, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 2.16% *, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 2.72% *, 10/1/2041, Wells Fargo Bank NA (a)	3,525,000	3,525,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 2.24% *, 7/1/2038, KeyBank NA (a)	4,000,000	4,000,000

		101,530,739
Wisconsin 1.2%
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.3% *, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, 144A, 2.4% *, 9/1/2017	6,755,000	6,755,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 2.65% *, 5/1/2036, Fifth Third Bank (a)	8,630,000	8,630,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Franciscan Sisters, Series B, 2.05% *, 9/1/2033, Marshall & Ilsley (a)			5,020,000	5,020,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 2.16% *, 1/15/2036, Marshall & Ilsley (a)			16,500,000	16,500,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 2.16% *, 6/1/2022, Marshall & Ilsley (a)			10,000,000	10,000,000

				49,905,000
Multi-State 0.6%
Branch Banking & Trust Municipal Trust, Various States:
	Series 1003, 144A, 2.29% *, 4/1/2022, Branch Banking & Trust (a)		16,820,000	16,820,000
	Series 1005, 144A, 2.29% *, 6/1/2022, Branch Banking & Trust (a)		8,985,000	8,985,000

				25,805,000

Total Municipal Bonds and Notes (Cost $3,856,455,149)				3,856,455,149
	Government & Agency Obligation 1.9%
US Government Sponsored Agency
Federal Home Loan Bank, 2.64% **, 4/30/2008 (Cost $74,510,500)			75,000,000	74,510,500
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,930,965,649)			98.7	3,930,965,649
Other Assets and Liabilities, Net			1.3	51,441,736

Net Assets			100.0	3,982,407,385

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	Insurance Companies	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	4.5
	Financial Security Assurance, Inc.	7.6
	MBIA Corporation	4.5

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
CRVS: Custodial Residual and Variable Securities.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 17, 2008